EVENTS AFTER THE REPORTING PERIOD (Details) $ in Thousands		12 Months Ended
	Jan. 02, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2025 USD ($)	Jan. 01, 2025 USD ($) shares	Mar. 19, 2024 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from borrowings		$ 45,560	$ 0	$ 0
Term Loan
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowing capacity							$ 25,000
Proceeds from borrowings		45,560	$ 0
Revolving Credit Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowing capacity							$ 25,000
Proceeds from borrowings		20,560
Odds Holdings
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Acquisition-related costs		$ 1,900
Major business combination | Odds Holdings
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash consideration for merger						$ 70,000
Ordinary shares issued for merger (in shares) | shares						708,178
Contingent consideration for merger, option to pay in ordinary shares, percentage						50.00%
Major business combination | Odds Holdings | Contingent consideration, based on 2025 financial performance
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Contingent consideration for merger						$ 60,000
Major business combination | Odds Holdings | Contingent consideration, based on 2025 financial performance, amount to be paid by April 1, 2026
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Contingent consideration for merger						40,000
Major business combination | Odds Holdings | Contingent consideration, based on 2026 financial performance
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Contingent consideration for merger						80,000
Entering into significant borrowing arrangements | Term Loan
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowing capacity					$ 75,000	75,000
Proceeds from borrowings	$ 51,619
Entering into significant borrowing arrangements | Revolving Credit Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowing capacity					90,000
Proceeds from borrowings	$ 12,000
Entering into significant borrowing arrangements | Wells Fargo Credit Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowing capacity					165,000	100,000
Borrowing facilities, uncommitted incremental facilities					$ 50,000	$ 10,000